Cover	Aug. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2021
Entity File Number	001-35492
Entity Registrant Name	ALEXANDER & BALDWIN, INC.
Entity Central Index Key	0001545654
Entity Tax Identification Number	45-4849780
Entity Incorporation, State or Country Code	HI
Entity Address, Address Line One	P. O. Box 3440
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96801
City Area Code	808
Local Phone Number	525-6611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	ALEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false